Shareholders' Equity (Details)														1 Months Ended				12 Months Ended
	Jan. 25, 2024 shares	Oct. 05, 2023 USD ($) $ / shares shares	Sep. 30, 2023 shares	Mar. 31, 2023 USD ($) $ / shares shares	Feb. 22, 2023 $ / shares shares	Oct. 11, 2022 USD ($)	Oct. 05, 2022 shares	Sep. 22, 2022 $ / shares shares	May 19, 2022 USD ($) $ / shares shares	May 15, 2022 shares	Feb. 22, 2021 USD ($) $ / shares shares	Jan. 03, 2019 $ / shares shares	Jul. 04, 2017 $ / shares shares	May 16, 2022 shares	Feb. 21, 2021 shares	Dec. 31, 2018 $ / shares shares	Oct. 20, 2017 $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares		Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2024 ¥ / shares shares	May 10, 2022 $ / shares	Feb. 08, 2022 shares	Jan. 18, 2021 shares	Jan. 10, 2019 shares
Shareholders' Equity [Abstract]
Common stock par value (in Dollars per share) | $ / shares				$ 2														$ 2	$ 2
Ordinary share		20							20		20
Gross proceeds from initial public offering (in Dollars) | $		$ 8,000							$ 8,000		$ 8,000									$ 3,115,106
Warrants exercise price per share (in Dollars per share) | ¥ / shares																								¥ 10
Proceeds from Convertible Debt (in Dollars) | $																		1,063,333	$ 3,721,667	$ 2,804,848
Warrant [Member]
Shareholders' Equity [Abstract]
Gross proceeds from initial public offering (in Dollars) | $																		$ 3,984,784
Number of shares to purchase																											1,000,000
Ordinary shares reverse stock split							500		500		500
Warrant term																		4 years						4 years
Warrants exercise price per share (in Dollars per share) | $ / shares		$ 768.6							$ 768.6		$ 768.6							$ 0.3843
Number of warrants outstanding		500	250,000	250,000					500		500								250,000
Weighted average remaining life			2 years 3 months 29 days	2 years 9 months 29 days
Fair value of warrant (in Dollars) | $				$ 509,000
Ordinary shares [Member]
Shareholders' Equity [Abstract]
Common stock par value (in Dollars per share) | $ / shares													$ 0.001
Ordinary share		10,000							10,000		10,000		20,000,000				20,000,000			45,556	[1]
Pre-funded Warrants [Member]
Shareholders' Equity [Abstract]
Number of shares to purchase																										11,521,500
Warrants exercise price per share (in Dollars per share) | $ / shares																		$ 0.01
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Shareholders' Equity [Abstract]
Fair value estimates				0.33															0.33
Measurement Input, Expected Term [Member] | Warrant [Member]
Shareholders' Equity [Abstract]
Fair value estimates				4															4
Measurement Input, Exercise Price [Member] | Warrant [Member]
Shareholders' Equity [Abstract]
Fair value estimates				1.5372															1.5372
Measurement Input, Price Volatility [Member] | Warrant [Member]
Shareholders' Equity [Abstract]
Fair value estimates				131.84															131.84
Measurement Input, Expected Dividend Payment [Member] | Warrant [Member]
Shareholders' Equity [Abstract]
Fair value estimates
2022 Public Offering [Member]
Shareholders' Equity [Abstract]
Ordinary shares par value (in Dollars per share) | $ / shares		$ 90							$ 90
2024 Equity incentive plan [Member]
Shareholders' Equity [Abstract]
Ordinary share	185,316
Securities Purchase Agreement [Member] | Mr. Xiao [Member]
Shareholders' Equity [Abstract]
Gross proceeds (in Dollars) | $						$ 2,194,827
Securities Purchase Agreement [Member] | Rising Sun Capital Ltd [Member]
Shareholders' Equity [Abstract]
Common stock par value (in Dollars per share) | $ / shares					$ 0.08
Purchase ordinary shares					1,724,138
Share purchase price (in Dollars per share) | $ / shares					$ 0.58
Reverse stock split		68,966 ordinary shares of the Company, par value $2 per share at a per share purchase price of $14.5 retrospectively restated for effect of reverse stock split on October 5, 2023
Gross proceeds (in Dollars) | $																		$ 1,000,000
IPO [Member]
Shareholders' Equity [Abstract]
Ordinary share		1,253							1,253		1,253	39,975				2,506,300
Ordinary shares par value (in Dollars per share) | $ / shares												$ 4				$ 4
Gross proceeds from initial public offering (in Dollars) | $		$ 8,000							$ 8,000		$ 8,000							$ 10,200,000
Number of shares to purchase																												160,426
Ordinary shares reverse stock split		80							80		80
2022 Public Offering [Member]
Shareholders' Equity [Abstract]
Ordinary share																		22,777,774
Ordinary shares par value (in Dollars per share) | $ / shares																		$ 0.18
Gross proceeds from initial public offering (in Dollars) | $																		$ 4,100,000
Ordinary shares reverse stock split		45,556							45,556
Public offering description																		(i) 8,285,260 ordinary shares (the “Firm Shares”) of the Company, par value $0.004 per share, for a public offering price of $0.18 per share, (ii) 11,521,500 pre-funded warrants (the “Pre-funded Warrants”) to purchase 11,521,500 shares (the “Warrant Shares”), for a public offering price of $0.17 per Pre-funded Warrant to those purchasers whose purchase of ordinary shares in this offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of the Company’s outstanding ordinary shares immediately following the consummation of this Offering (the “2022 Public Offering”). The Company also granted the Underwriter an over-allotment option to purchase up to 2,971,014 ordinary shares (the “Option Shares”, together with Firm Shares, the “Shares”).
Underwriting commissions and offering expenses (in Dollars) | $																		$ 3,100,000
Convertible Notes [Member]
Shareholders' Equity [Abstract]
Ordinary share																		8,025,589	5,736,811			27,389,877	11,961,006
Reverse stock split																		1,533,958 ordinary shares retrospectively restated for effect of reverse stock split on October 5, 2023	229,472 ordinary shares retrospectively restated for effect of reverse stock split on October 5, 2023			13,695 ordinary shares retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023	5,980 ordinary shares retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023
Proceeds from Convertible Debt (in Dollars) | $																		$ 2,813,807	$ 3,131,511			$ 7,680,791	$ 6,425,657
Reverse Stock Split [Member] | Ordinary shares [Member]
Shareholders' Equity [Abstract]
Common stock par value (in Dollars per share) | $ / shares		$ 2							$ 2		$ 2		$ 0.001				$ 0.001
Reverse stock split 2021 [Member]
Shareholders' Equity [Abstract]
Ordinary shares reverse stock split		31,050							31,050						15,525,094
Ordinary shares outstanding															62,057,584
Reverse stock split 2021 [Member] | Minimum [Member]
Shareholders' Equity [Abstract]
Ordinary shares par value (in Dollars per share) | $ / shares											0.001
Reverse stock split 2021 [Member] | Maximum [Member]
Shareholders' Equity [Abstract]
Ordinary shares par value (in Dollars per share) | $ / shares											$ 0.004
Reverse stock split 2022 [Member]
Shareholders' Equity [Abstract]
Ordinary shares outstanding														40,627,868
Reverse stock split		81,707												2,042,673
Reverse stock split 2022 [Member] | Mr. Xiao [Member]
Shareholders' Equity [Abstract]
Common stock par value (in Dollars per share) | $ / shares								$ 0.08
Purchase ordinary shares								1,625,798
Reverse stock split 2022 [Member] | Securities Purchase Agreement [Member]
Shareholders' Equity [Abstract]
Share purchase price (in Dollars per share) | $ / shares								$ 1.35
Reverse stock split								65,032 ordinary shares of the Company, par value $2 per share at a per share purchase price of $33.75 retrospectively restated for effect of reverse stock split on October 5, 2023
Reverse stock split 2022 [Member] | Minimum [Member]
Shareholders' Equity [Abstract]
Ordinary shares par value (in Dollars per share) | $ / shares																									$ 0.004
Reverse stock split 2022 [Member] | Maximum [Member]
Shareholders' Equity [Abstract]
Ordinary shares par value (in Dollars per share) | $ / shares																									$ 0.08
2023 Reverse stock split [Member]
Shareholders' Equity [Abstract]
Reverse stock split		the Company effected a one-for-twenty-five (1-25) reverse split of its ordinary shares, such that the number of the Company’s authorized preferred and ordinary shares is unchanged, which will remain as unlimited, and the par value of each ordinary share is increased from US$0.08 to US$2
Securities exercisable																		25						25
Share exercise price																		25						25
2021 Equity Incentive Plan [Member]
Shareholders' Equity [Abstract]
Ordinary shares reverse stock split		4,650							4,650
Reserved ordinary shares																		2,325,000
Equity incentive plan, description																		If the Company grants an ISO to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant.Pursuant to the 2021 Equity Incentive Plan, the Company issued 2,325,000 ordinary shares (4,650 shares retrospectively restated for effect of reverse stock split on May 19, 2022 and October 5, 2023) to its management. The fair value of shares issued pursuant to the 2021 Equity Incentive Plan of $2,334,397 (deducted by legal expenses of $30,000) had been determined using the average share price for the dates of issuance ($0.9911 per ordinary share, $495.57 per ordinary share retrospectively restated for effect of reverse stock split on May 19, 2022 and October 5, 2023).
2022 Equity incentive plan [Member]
Shareholders' Equity [Abstract]
Ordinary share										6,094,180
Ordinary shares reverse stock split		12,188							12,188
Term years																		10 years
Voting rights percentage																		10.00%
Fair market value																		110.00%
Suxuantang [Member]
Shareholders' Equity [Abstract]
Shares issued percentage																		100.00%
SXT [Member]
Shareholders' Equity [Abstract]
Shares issued percentage																		50.00%

[1]	Retrospectively restated for effect of reverse stock splits on February 22, 2021, May 19, 2022 and October 5, 2023.